BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
DocHouse Asset Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the asset acquisition

		Shares	Value
Cash	i		$17,477,788
Debt Payable	ii		1,934,964
Shares Issued	iii	128,265	2,083,450

Total		128,265	$21,496,202

Pursuant to the terms of the Definitive Agreement (“DocHouse Agreement”), Ayr satisfied the purchase price of $21.5M for DocHouse through the following:

i.

$17.5 million of the DocHouse purchase price in the form of cash consideration, of which $12.4M was paid on closing, $3.0M is payable within three months, and $2.1M is payable within six months of closing;

ii.	$1.9 million of the DocHouse purchase price in the form of promissory note payables; and
iii.

$2.1 million of the DocHouse purchase price in the form of 128,265 Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “DocHouse Lock-Up Provision”).

Pennsylvania Acquisitions
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

	Cash	Debt Payable	Shares Issued	Total
	$	$	$	$
Calculated Consideration	42,638,652	15,852,145	27,059,085	85,549,882

The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

	Dochouse	Canntech	Total
US$	$	$	$
ASSETS ACQUIRED
Cash and cash equivalents	–	2,383,373	2,383,373
Inventory	–	254,342	254,342
Prepaid expenses, deposits, and other current assets	–	525,989	525,989
Intangible assets	13,072,485	62,099,558	75,172,043
Property, plant and equipment	11,063,908	10,596,301	21,660,209
Right-of-use assets	–	11,131,990	11,131,990
Deposits and other assets	–	204,132	204,132
Total assets acquired at fair value	24,136,393	87,195,685	111,332,078

LIABILITIES ASSUMED
Trade payables	290,512	715,912	1,006,424
Accrued liabilities	46,330	262,130	308,460
Deferred tax liabilities	–	4,469,630	4,469,630
Advance from related parties	2,303,349	5,737,455	8,040,804
Lease obligations	–	11,170,076	11,170,076
Debts payable	–	8,271,432	8,271,432
Total liabilities assumed at fair value	2,640,191	30,626,635	33,266,826

Goodwill	–	7,484,630	7,484,630

Calculated purchase price	21,496,202	64,053,680	85,549,882

CannTech PA Business Combination
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i, iv		$25,160,864
Debt Payable	ii		13,917,181
Shares Issued	iii	1,310,041	24,975,635

Total		1,310,041	$64,053,680

Pursuant to the terms of the CannTech PA Agreement, Ayr satisfied the purchase price of $64.1M for CannTech PA through the following:

i.	$25.2 million of the CannTech PA purchase price in the form of cash consideration;
ii.	$15.2 million of the CannTech PA purchase price in the form of promissory notes payable. The fair value of the notes on the acquisition date was $13.9 million;
iii.

$24.5 million of the CannTech PA purchase price in the form of 1,310,041 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for four to twelve months (the “CannTech PA Lock-Up Provision”); and

iv.	Settlement of the final working capital adjustment.

Qualifying Transaction
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

	Cash	Debt Payable	Shares Issued	Other	Total
	$	$	$	$	$
Calculated Consideration	76,420,000	37,140,000	125,421,479	31,471,789	270,453,268

	Livfree	Sira	Cannapunch	Washoe	Canopy	Total
US$	$	$	$	$	$	$
ASSETS ACQUIRED
Cash and cash equivalents	1,258,928	270,280	7,233	21,458	147,930	1,705,829
Accounts receivable	–	600,151	625,143	87,617	–	1,312,911
Inventory	2,670,057	9,671,814	552,040	4,500,213	1,618,639	19,012,763
Biological assets	–	1,996,642	–	1,763,516	–	3,760,158
Prepaid expenses and other assets	96,157	340,428	–	129,477	160,748	726,810
Intangible assets	105,000,000	57,000,000	2,390,000	22,800,000	10,750,000	197,940,000
Property, plant and equipment	1,640,418	9,090,090	486,100	9,070,645	1,217,736	21,504,989
Right-of-use assets	2,894,076	5,239,201	1,119,826	–	2,057,681	11,310,784
Due from related parties	–	–	–	–	784,733	784,733
Deposits	90,147	149,251	–	91,574	9,983	340,955
Total assets acquired at fair value	113,649,783	84,357,857	5,180,342	38,464,500	16,747,450	258,399,932

LIABILITIES ASSUMED
Trade payables	387,500	475,193	251,829	506,073	–	1,620,595
Accrued liabilities	1,176,088	970,418	46,972	100,412	520,453	2,814,343
Deferred tax liabilities	25,796,726	13,611,222	567,507	2,153,131	2,841,746	44,970,332
Advance from related parties	187,809	–	–	784,733	–	972,542
Lease obligations	2,520,437	6,514,038	1,083,189	–	2,553,502	12,671,166
Debts payable	120,000	13,054	–	9,180,808	421,128	9,734,990
Total liabilities assumed at fair value	30,188,560	21,583,925	1,949,497	12,725,157	6,336,829	72,783,968

Goodwill	39,779,584	16,399,143	13,971,953	8,121,569	6,565,055	84,837,304

Calculated purchase price	123,240,807	79,173,075	17,202,798	33,860,912	16,975,676	270,453,268

Sira Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i		$17,500,000
Debt Payable	ii		5,000,000
Shares Issued	iii	1,885,606	29,165,138
Contingent Consideration	iv		21,820,132
Inventory Payment	v		6,091,357
Working Capital Receivable	vi		(403,552)
Total		1,885,606	79,173,075

Pursuant to the terms of the Sira Agreement, Ayr satisfied the purchase price of $79.2 million for Sira through the following:

i.	$17.5 million of the Sira purchase price in the form of cash consideration;
ii.	$5.0 million of the Sira purchase price in the form of a promissory note payable;
iii.

$29.2 million of the Sira purchase price in the form of 1,885,606 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for twelve months (the “Sira Lock-Up Provision”);

iv.

A portion of the Sira purchase price is derived from an earn-out provision that may entitle the sellers to earn additional consideration, if certain milestones are achieved at Sira’s planned final cultivation facilities in Milford, MA;

v.	An amount equal to the fair market value of Sira’s inventory above a target level set at $800,000 (the “Inventory Payment”), pursuant to a formula specified in the Sira Agreement; and
vi.	Settlement following the final working capital adjustment.

Canopy Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i		$7,000,000
Debt Payable	ii		4,500,000
Shares Issued	iii, iv	265,360	4,349,003
Make-Whole Provision	v		1,389,182
Working Capital Receivable	vi		(262,509)
Total		265,360	16,975,676

Pursuant to the terms of the Canopy Agreement, Ayr satisfied the purchase price of $17.0 million for Canopy through the following:

i.	$7.0 million of the Canopy purchase price in the form of cash consideration;
ii.	$4.5 million of the Canopy purchase price in the form of a promissory note payable;
iii.

$4.3 million of the Canopy purchase price in the form of 250,000 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “Canopy Lock-Up Provision”);

iv.	An additional 15,360 Exchangeable Shares to Canopy pursuant to certain make-whole provisions (the “Canopy Make-Whole Provisions”);
v.

An additional 432,940 Exchangeable Shares to the Canopy sellers under the Canopy Make-Whole Provisions based on a formula specified therein relating to the market price of the Subordinate Voting Shares on certain specified dates settled during the year; and

vi.	Settlement of the final working capital adjustment.

Washoe Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i		$21,670,000
Debt Payable	ii		5,640,000
Shares Issued	iii, iv	270,000	4,260,775
Make-Whole Provision	v		1,424,536
Working Capital Payable	vi		865,601
Total		270,000	33,860,912

Pursuant to the terms of the Washoe Agreement, Ayr satisfied the purchase price of $33.9 million for Washoe through the following:

i.	$21.7 million of the Washoe purchase price in the form of cash consideration;
ii.	$5.6 million of the Washoe purchase price in the form of a promissory note payable;
iii.

$4.3 million of the Washoe purchase price in the form of 256,364 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “Washoe Lock-Up Provision”);

iv.	Pursuant to the terms of the Washoe Agreement, 13,636 Exchangeable Shares to a Washoe lender;
v.

An additional 571,479 Exchangeable Shares to the Washoe sellers pursuant to certain make-whole provisions (the “Washoe Make-Whole Provisions”) in the Washoe Agreement based on a formula specified therein relating to the market price of the Subordinate Voting Shares on certain specified dates settled during the year; and

vi.	Settlement of the final working capital adjustment.

LivFree Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i		$29,500,000
Debt Payable	ii		20,000,000
Shares Issued	iii, iv	4,664,182	73,525,577
Working Capital Payable	v		215,230
Total		4,664,182	123,240,807

Pursuant to the terms of the LivFree Agreement, Ayr satisfied the purchase price of $123.2 million for LivFree through the following:

i.	$29.5 million of the LivFree purchase price in the form of cash consideration;
ii.	$20.0 million of the LivFree purchase price in the form of a promissory note payable;
iii.

$69.1 million of the LivFree purchase price in the form of 4,342,432 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the "LivFree Lock-Up Provision");

iv.

$4.4 million of the LivFree purchase price, pursuant to an amendment to the definitive agreement in respect of the LivFree Acquisition, in the form of an additional 321,750 Exchangeable Shares to the LivFree sellers; and

v.	Settlement of the final working capital adjustment.

CannaPunch Acquisition
Disclosure of detailed information about business combination [line items]
Schedule of details of the purchase price consideration, and fair value of the identifiable assets acquired and liabilities assumed

		Shares	Value
Cash	i		$750,000
Debt Payable	ii		2,000,000
Shares Issued	iii, iv	898,739	14,120,986
Working Capital Payable	v		331,812
Total		898,739	17,202,798

Pursuant to the terms of the CannaPunch Agreement, Ayr satisfied the purchase price of $17.2 million for CannaPunch through the following:

i.	$0.8 million of the CannaPunch purchase price in the form of cash consideration;
ii.	$2.0 million of the CannaPunch purchase price in the form of a promissory note payable;
iii.

$13.7 million of the CannaPunch purchase price in the form of 866,668 Exchangeable Shares that are exchangeable on a one-for-one basis into an equal number of Subordinate Voting Shares of the Corporation. These shares have restrictions on their ability to be sold for six to twelve months (the “CannaPunch Lock-Up Provision”, and collectively with the Sira Lock-Up Provision, Canopy Lock-Up Provision, Washoe Lock-Up Provision, LivFree Lock-Up Provision, DocHouse Lock-Up Provision, CannTech PA Lock-Up Provision, the “Lock-Up Provisions”, and each, a “Lock-Up Provision”);

iv.

$0.4 million of the CannaPunch purchase price, pursuant to an amendment to the definitive agreement in respect of the CannaPunch acquisition, in the form of an additional 32,071 Exchangeable Shares to the CannaPunch sellers; and

v.	Settlement of the final working capital adjustment.